Noncontrolling interests - Narrative (Details) $ / shares in Units, $ in Millions	4 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Arcadian Risk Capital Ltd [Member]
Variable Interest Entity [Line Items]
Number of Common Shares Acquired | shares	980,000
Business Acquisition, Share Price | $ / shares	$ 1.00
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	49.00%
Variable Interest Entity, Primary Beneficiary, Maximum Loss Exposure, Amount | $	$ 18.0